Financial Liabilities - Promissory Notes (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
Promissory Notes Maturing April 2023
Financial Liabilities
Nominal amount of promissory notes (Euros)		€ 3,000
Interest rate		3.00%
Promissory Notes subscribed		€ 120,054
Buy-backs or redemptions		(1,938)
Interest pending accrual		€ (1,176)
Promissory Notes Maturing April 2024
Financial Liabilities
Nominal amount of promissory notes (Euros)	€ 3,000
Interest rate	4.00%
Promissory Notes subscribed	€ 117,570
Buy-backs or redemptions	(1,842)
Interest pending accrual	€ (1,540)